LOOMIS SAYLES INSTITUTIONAL FUNDS

LOOMIS SAYLES RETAIL EQUITY FUNDS

LOOMIS SAYLES RETAIL INCOME FUNDS

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES SECURITIZED ASSET FUND

Supplement dated March 31, 2009, to the Loomis Sayles Institutional Funds Prospectus, Loomis Sayles Retail Equity Funds Prospectus, Loomis Sayles Retail Income Funds Prospectus and Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund Prospectus, each dated February 1, 2009, as may be revised or supplemented from time to time.

Effective immediately, the following paragraph replaces the third paragraph within the sub-section “Limits on Frequent Trading” under the section “Restrictions on Buying and Selling Shares”:

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

LOOMIS SAYLES STRATEGIC INCOME FUND

GATEWAY FUND

NATIXIS INCOME DIVERSIFIED PORTFOLIO

DELAFIELD SELECT FUND

VAUGHAN NELSON VALUE OPPORTUNITY FUND

ASG GLOBAL ALTERNATIVES FUND

Supplement dated March 31, 2009, to the Natixis Equity Funds Class A, B and C Prospectus, Natixis Equity Funds Class Y Prospectus, Natixis Income Funds Class A, B and C Prospectus, Natixis Income Funds Class Y Prospectus and Loomis Sayles Strategic Income Fund Class A, B and C Prospectus, each dated February 1, 2009; Natixis Equity Funds Class A, B and C Prospectus, Natixis Equity Funds Class Y Prospectus, Gateway Fund Class A and C Prospectus and Natixis Diversified Portfolios Class A and C Prospectus, each dated May 1, 2008; Delafield Select Fund Class A and C Prospectus and Delafield Select Fund Class Y Prospectus, each dated June 25, 2008, as revised September 29, 2008; Vaughan Nelson Value Opportunity Fund Class A and C Prospectus and Vaughan Nelson Value Opportunity Fund Class Y Prospectus, each dated October 31, 2008; and ASG Global Alternatives Fund Class A and C Prospectus and ASG Global Alternatives Fund Class Y Prospectus, each dated December 1, 2008, as may be revised or supplemented from time to time.

Effective immediately, the following paragraph replaces the third paragraph within the sub-section “Limits on Frequent Trading” under the section “Restrictions on Buying, Selling and Exchanging Shares”:

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.